INVESTMENT	9 Months Ended	10 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Stardust Power Inc And Subsidiary [Member]
INVESTMENT

NOTE 7 – INVESTMENT

In October 2023, Legacy Stardust Power subscribed to and purchased 13,949,579 ordinary shares (1.26% of the total equity) of QXR, an Australian limited liability company whose ordinary shares are listed on the Australian Securities Exchange (“ASX”), for $200,000. This investment in the ordinary shares of QXR has been made for strategic purposes and specifically with an intention to gain access for conducting feasibility studies for the production of lithium products from the lithium brine surface anomaly identified over the 102 square-kilometer Liberty Lithium Brine Project in SaltFire Flat, California, for which QXR has a binding option to purchase agreement and operating agreement to earn a 75% interest from IGL (“the Earn-in Venture”). The Company is not a direct party to the Earn-in Venture and accordingly has no direct or indirect economic or controlling interest either in the Project or in any of the associated rights originating from the Earn-in Venture held by QXR. The Company will conduct feasibility studies to assess the lithium brine at its own cost and if successful, will have the option to execute a commercial off-take agreement with QXR for the supply of brine from the Project. No formal off-take agreement has been executed as at September 30, 2024. Further, no material expenses have been incurred towards the feasibility studies during the three and nine months ended September 30, 2024. All costs associated with the feasibility studies would be expensed as incurred.

The Company neither has a controlling financial interest nor does it exercise significant influence over QXR. Accordingly, the investment in QXR’s ordinary shares does not result in either the consolidation or application of equity method of accounting for the Company.

QXR’s ordinary shares are listed on the ASX with a readily determinable fair value and change in fair value is recognized in the unaudited condensed consolidated statement of operations. Accordingly, the investment in these securities has been recorded at cost at initial recognition and at fair value of $67,562 and $218,556 as at September 30, 2024 and December 31, 2023, respectively. The Company recognized a gain of $11,678 and a loss of $150,994 for the three and nine months ended September 30, 2024, respectively and $Nil for both the three months ended September 30, 2023 and for the period from March 16, 2023 (inception) to September 30, 2023, respectively, due to change in fair value of securities in the unaudited condensed consolidated statement of operations. Further, this investment in securities has been disclosed outside of current assets on the unaudited condensed consolidated balance sheet in accordance with ASC 210-10-45-4 because the investment has been made for the purpose of affiliation and continuing business reasons as described above.

NOTE 4 — INVESTMENT

In October 2023, the Company purchased 13,949,579 ordinary shares (1.26% of the total equity) of QX Resources Limited (“QX Resources”), a limited liability company whose ordinary shares are listed on the Australian Securities Exchange (“ASX”), for $200,000. This investment in the ordinary shares of QX Resources has been made for strategic purposes and specifically with an intention to gain access for conducting feasibility studies for the production of lithium products from the lithium brine surface anomaly identified over the 102 square-kilometer Liberty Lithium Brine Project in SaltFire, California, USA (“the Project”) for which QX Resources has a binding Option to Purchase Agreement and Operating Agreement to earn a 75% interest of the Project from IG Lithium LLC (the “Earn-in venture”). The Company is not a direct party to the Earn-in venture and accordingly has no direct or indirect economic or controlling interest either in the Project or in any of the associated rights originating from the Earn-in venture held by QX Resources. The Company will conduct feasibility studies to assess the lithium brine at its own cost and if successful, will have the option to execute a commercial off-take agreement with QX Resources for the supply of brine from the Project. No formal off-take agreement has been executed as at December 31, 2023. Further, no material expenses have been incurred towards the feasibility studies during the period ending December 31, 2023. All costs associated with the feasibility studies would be expensed as incurred.

The Company neither has a controlling financial interest nor does it exercise significant influence over QX Resources. Accordingly, the investment in QX Resources’ ordinary shares does not result in either consolidation or application of equity method of accounting for the Company.

QX Resources’ ordinary shares are listed on the ASX with a readily determinable fair value and change in fair value is recognized in the consolidated statement of operations. Accordingly, the investment in these securities has been recorded at cost at initial recognition and at fair value of $218,556 as at December 31, 2023. The Company recognized a gain of $18,556 due to change in fair value of securities in the consolidated statement of operations. Further, this investment in securities has been disclosed outside of current assets on the consolidated balance sheet in accordance with ASC 210-10-45-4 because the investment has been made for the purpose of affiliation and continuing business reasons as described above.

Stardust Power Inc. and Subsidiary

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

For the period from March 16, 2023 (inception) through December 31, 2023